Reverse capitalization - Retroactive Application of Reverse Capitalization to Consolidated Balance Sheets (Details) - shares		1 Months Ended	12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Reverse Capitalization [Line Items]
Convertible Preferred shares authorized (in shares)			155,387,025	0
Convertible preferred shares issued (in shares)			139,444,346	0
Convertible preferred shares outstanding (in shares)			139,444,346	0
Common shares authorized (in shares)			351,572,668				351,572,668
Common shares issued (in shares)			89,972,184				88,674,206
Common shares outstanding (in shares)			89,206,266				88,279,119	87,362,592
1/7/21 conversion ratio	206.81%	206.81%	206.81%
Convertible Preferred stock
Schedule Of Reverse Capitalization [Line Items]
Convertible Preferred shares authorized (in shares)			155,387,025				155,387,025
Convertible preferred shares issued (in shares)			139,444,346				139,444,346
Convertible preferred shares outstanding (in shares)			139,444,346	0	139,444,346	139,444,346	139,444,346	139,444,346
Previously Reported
Schedule Of Reverse Capitalization [Line Items]
Common shares authorized (in shares)			170,000,000				170,000,000
Common shares issued (in shares)			43,505,291				42,877,665
Common shares outstanding (in shares)			43,134,938				42,686,624	42,243,445
Previously Reported | Convertible Preferred stock
Schedule Of Reverse Capitalization [Line Items]
Convertible Preferred shares authorized (in shares)			75,136,086				75,136,086
Convertible preferred shares issued (in shares)			67,427,138				67,427,138
Convertible preferred shares outstanding (in shares)			67,427,138				67,427,138	67,427,138